CAPITAL STOCK - Reconciliation of Net Earnings Attributable to Common Shareholders and Weighted Average Shares Outstanding used to Calculate Basic and Diluted Earnings per Share (Detail) - USD ($)
$ / shares in Units, shares in Thousands, $ in Millions
	3 Months Ended								12 Months Ended
	Jan. 03, 2015	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Dec. 28, 2013	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
Numerator
Net earnings attributable to Stanley Black & Decker, Inc.	$ 219.3	$ 246.4	$ 221.8	$ 169.7	$ 70.5	$ 169.4	$ 196.2	$ 83.9	$ 857.2	$ 520.0	$ 458.1
Net loss from discontinued operations	73.5	9.7	5.3	7.8	14.4	3.4	9.1	2.8	96.3	29.7	(425.7)
Net earnings	$ 145.8	$ 236.7	$ 216.5	$ 161.9	$ 56.1	$ 166.0	$ 187.1	$ 81.1	760.9	490.3	883.8
Less: Earnings attributable to participating restricted stock units ("RSU's")									0.0	0.2	1.2
Net Earnings - basic									760.9	490.1	882.6
Net Earnings - diluted									$ 760.9	$ 490.3	$ 883.8
Denominator
Basic earnings per share -- weighted-average shares									156,090	155,237	163,067
Potential Dilutive Securities That Could Be Included In Computation Of Earnings Per Share Amount									3,647	3,539	3,634
Diluted earnings per share -- weighted-average shares									159,737	158,776	166,701
Basic earnings per share of common stock:
Continuing operations (USD per share)	$ 1.41	$ 1.57	$ 1.42	$ 1.09	$ 0.45	$ 1.09	$ 1.26	$ 0.54	$ 5.49	$ 3.35	$ 2.81
Discontinued operations (USD per share)	(0.47)	(0.06)	(0.03)	(0.05)	(0.09)	(0.02)	(0.06)	(0.02)	(0.62)	(0.19)	2.61
Total basic earnings per share of common stock (USD per share)	0.94	1.51	1.38	1.04	0.36	1.07	1.21	0.52	4.87	3.16	5.41
Diluted earnings per share of common stock:
Continuing operations (USD per share)	1.37	1.53	1.39	1.07	0.44	1.07	1.24	0.53	5.37	3.28	2.75
Discontinued operations (USD per share)	(0.46)	(0.06)	(0.03)	(0.05)	(0.09)	(0.02)	(0.06)	(0.02)	(0.60)	(0.19)	2.55
Total diluted earnings per share of common stock (USD per share)	$ 0.91	$ 1.47	$ 1.36	$ 1.02	$ 0.35	$ 1.04	$ 1.18	$ 0.51	$ 4.76	$ 3.09	$ 5.30